LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUND

December 1, 1999

Dear Shareholder:

We are pleased to report that the J.P. Morgan Institutional International Equity Fund delivered the highest annual return in its history, 24.70%, for the 12 months ended October 31, 1999, exceeding its benchmark, the MSCI EAFE Index.

The fund's net asset value rose to $13.56 per share from $11.21 per share after paying an income dividend of approximately $0.35 per share over the 12-month period.

Included in this report is an interview with Nigel F. Emmett, a member of the portfolio management team. This interview is designed to reflect what happened during the reporting period, as well as provide an outlook for the months ahead.

As chairman and president of Asset Management Services, we thank you for investing with J.P. Morgan. Should you have any comments or questions, please telephone your Morgan representative or J.P. Morgan Funds Services at 800-766-7722.

Sincerely yours,

/s/ Ramon de Oliveira                   /s/ Keith M. Schappert

Ramon de Oliveira                       Keith M. Schappert
Chairman of Asset Management Services   President of Asset Management Services
J.P. Morgan & Co. Incorporated          J.P. Morgan & Co. Incorporated



---------------------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS..............  1     FUND FACTS AND HIGHLIGHTS.................  5

FUND PERFORMANCE........................  2     FINANCIAL STATEMENTS......................  8

PORTFOLIO MANAGER Q&A...................  3
---------------------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
There are several ways to evaluate a mutual fund's historical performance record. One approach is to look at the growth of a hypothetical investment of $1,000,000 (the minimum investment in the fund). The chart at right shows that $1,000,000 invested on May 31, 1990,* would have grown to $1,822,786 on October 31, 1999.

Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

GROWTH OF $1,000,000 SINCE FUND INCEPTION*
MAY 31, 1990 - OCTOBER 31, 1999

[GRAPH]

            J.P. Morgan Inst.
              International       Lipper International
               Equity Fund           Funds Average            EAFE
05/31/90       1,000,000               1,000,000            1,000,000
06/30/90         981,000               1,021,300              991,178
07/31/90       1,017,000               1,061,539            1,005,139
08/31/90         933,000                 949,865              907,542
09/30/90         837,000                 843,575              781,066
10/31/90         933,000                 911,736              902,749
11/30/90         901,000                 888,943              849,483
12/31/90         907,387                 885,920              863,305
01/31/91         930,837                 909,840              891,201
02/28/91       1,002,204                 981,536              986,723
03/31/91         944,091                 949,341              927,474
04/30/91         956,325                 960,069              936,602
05/31/91         963,462                 968,806              946,402
06/30/91         897,192                 918,912              876,867
07/31/91         949,188                 960,079              919,941
08/31/91         933,895                 955,951              901,233
09/30/91         979,775                 986,541              952,039
10/31/91         987,931                 990,981              965,522
11/30/91         947,149                 957,089              920,447
12/31/91       1,003,412               1,004,178              967,995
01/31/92         996,245               1,011,308              947,332
02/29/92         955,289               1,011,611              913,426
03/31/92         896,927                 976,913              853,120
04/30/92         909,214               1,001,238              857,135
05/31/92         958,361               1,050,199              914,503
06/30/92         916,381               1,021,738              871,156
07/31/92         892,832                 986,897              848,865
08/31/92         955,289                 996,470              902,104
09/30/92         930,716                 974,846              884,287
10/31/92         878,497                 943,651              837,902
11/30/92         888,736                 948,936              845,787
12/31/92         895,378                 961,746              850,161
01/31/93         881,952                 965,305              850,061
02/28/93         905,705                 987,507              875,737
03/31/93         984,193               1,043,400              952,073
04/30/93       1,065,779               1,094,735            1,042,423
05/31/93       1,095,728               1,117,943            1,064,442
06/30/93       1,062,680               1,095,249            1,047,834
07/31/93       1,108,121               1,129,530            1,084,513
08/31/93       1,157,692               1,197,867            1,143,058
09/30/93       1,127,589               1,190,560            1,117,329
10/31/93       1,152,394               1,241,754            1,151,760
11/30/93       1,052,817               1,193,574            1,051,085
12/31/93       1,114,947               1,303,502            1,126,982
01/31/94       1,208,707               1,382,755            1,222,265
02/28/94       1,201,929               1,352,888            1,218,881
03/31/94       1,155,614               1,294,172            1,166,380
04/30/94       1,203,058               1,326,785            1,215,869
05/31/94       1,210,966               1,322,142            1,208,889
06/30/94       1,210,966               1,308,259            1,225,968
07/31/94       1,224,521               1,343,844            1,237,762
08/31/94       1,239,207               1,382,815            1,267,068
09/30/94       1,195,151               1,349,075            1,227,158
10/31/94       1,223,392               1,375,112            1,268,025
11/30/94       1,165,781               1,308,144            1,207,080
12/31/94       1,181,854               1,295,978            1,214,639
01/31/95       1,136,134               1,232,605            1,167,982
02/28/95       1,123,562               1,234,700            1,164,625
03/31/95       1,176,139               1,276,063            1,237,264
04/30/95       1,210,429               1,316,769            1,283,795
05/31/95       1,186,426               1,328,620            1,268,497
06/30/95       1,158,994               1,329,284            1,246,252
07/31/95       1,233,289               1,400,401            1,323,837
08/31/95       1,210,429               1,374,073            1,273,337
09/30/95       1,220,716               1,394,547            1,298,202
10/31/95       1,193,284               1,367,214            1,263,312
11/30/95       1,220,716               1,382,253            1,298,461
12/31/95       1,275,914               1,422,892            1,350,776
01/31/96       1,291,187               1,455,191            1,356,321
02/29/96       1,286,488               1,461,594            1,360,902
03/31/96       1,315,860               1,486,734            1,389,802
04/30/96       1,358,155               1,533,863            1,430,210
05/31/96       1,341,707               1,530,642            1,403,889
06/30/96       1,356,980               1,540,897            1,411,794
07/31/96       1,311,160               1,484,192            1,370,528
08/31/96       1,315,860               1,501,557            1,373,533
09/30/96       1,351,106               1,534,291            1,410,026
10/31/96       1,342,882               1,524,779            1,395,592
11/30/96       1,391,052               1,590,954            1,451,125
12/31/96       1,384,165               1,596,681            1,432,457
01/31/97       1,352,373               1,593,169            1,382,322
02/28/97       1,367,047               1,615,154            1,404,933
03/31/97       1,379,274               1,618,869            1,410,019
04/30/97       1,384,165               1,623,402            1,417,498
05/31/97       1,461,199               1,719,508            1,509,743
06/30/97       1,524,783               1,799,809            1,593,001
07/31/97       1,540,679               1,851,283            1,618,775
08/31/97       1,429,407               1,717,806            1,497,876
09/30/97       1,501,550               1,825,168            1,581,784
10/31/97       1,392,724               1,686,091            1,460,200
11/30/97       1,382,942               1,671,422            1,445,315
12/31/97       1,404,327               1,685,294            1,457,920
01/31/98       1,455,180               1,724,393            1,524,599
02/28/98       1,534,719               1,838,893            1,622,425
03/31/98       1,581,660               1,933,044            1,672,380
04/30/98       1,606,435               1,959,334            1,685,623
05/31/98       1,607,739               1,961,489            1,677,439
06/30/98       1,618,170               1,946,189            1,690,137
07/31/98       1,622,082               1,974,798            1,707,273
08/31/98       1,403,023               1,693,192            1,495,760
09/30/98       1,327,395               1,632,914            1,449,903
10/31/98       1,461,699               1,754,077            1,601,041
11/30/98       1,533,415               1,844,938            1,683,065
12/31/98       1,595,610               1,901,577            1,749,461
01/31/99       1,594,266               1,916,980            1,744,295
02/28/99       1,553,939               1,866,755            1,702,724
03/31/99       1,622,495               1,932,092            1,773,799
04/30/99       1,689,707               2,020,968            1,845,671
05/31/99       1,611,741               1,938,310            1,750,621
06/30/99       1,688,363               2,039,490            1,818,873
07/31/99       1,740,788               2,091,497            1,872,936
08/31/99       1,748,853               2,110,112            1,879,776
09/30/99       1,755,575               2,118,341            1,898,697
10/31/99       1,822,786               2,199,897            1,969,814



PERFORMANCE                                       TOTAL RETURNS            AVERAGE ANNUAL TOTAL RETURNS
                                                  ------------------      ------------------------------------------
                                                  THREE       SIX         ONE         THREE      FIVE       SINCE
AS OF OCTOBER 31, 1999                            MONTHS      MONTHS      YEAR        YEARS      YEARS    INCEPTION*
--------------------------------------------------------------------      ------------------------------------------
J.P. Morgan Institutional
  International Equity Fund                        4.71%      7.88%        24.70%     10.72%       8.30%    6.58%
MSCI EAFE Index**                                  5.17%      6.73%        23.03%     12.17%       9.21%    7.46%
Lipper International Funds Average                 5.26%      8.98%        25.56%     12.90%       9.50%    8.86%

AS OF SEPTEMBER 30, 1999
--------------------------------------------------------------------      ------------------------------------------
J.P. Morgan Institutional
  International Equity Fund                        3.98%      8.20%       32.26%       9.12%       7.99%    6.22%
MSCI EAFE Index**                                  4.39%      7.04%       30.95%      10.43%       9.12%    7.11%
Lipper International Funds Average                 3.91%      9.71%       29.80%      11.15%       9.12%    8.55%


*The fund's returns include historical returns of the J.P. Morgan International Equity Fund, which had a higher expense ratio, from June 1, 1990 (the inception date of the J.P. Morgan International Equity Fund), through October 4, 1993 (the inception date of the fund). The J.P. Morgan Institutional International Equity Fund's annualized return from June 1, 1990 through October 31, 1999 was 6.58%. For purposes of comparison, the "since inception" returns are calculated from May 31, 1990, the first date when data for the J.P. Morgan International Equity Fund, its benchmark, and its Lipper category were available.

**MSCI EAFE Index is an unmanaged index used to track the average performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia, and the Far East. The index does not include fees or expenses and is not available for actual investment. Past performance is no guarantee of future results. Fund returns are net of fees and assume the reinvestment of distributions. Lipper Analytical Services, Inc. is a leading source for mutual fund data.

PORTFOLIO MANAGER Q&A

[PHOTO]


Following is an interview with NIGEL F. EMMETT, vice president, a member of the portfolio management team. Nigel joined J.P. Morgan in 1997. Previously, he was employed by Brown Brothers Harriman & Co. in New York and Gartmore Investment Management in London. Nigel earned a B.A. degree in economics from Manchester University. He is a Chartered Financial Analyst. This interview was conducted on November 9, 1999, and reflects his views on that date.

THE FUND OUTPERFORMED DURING THE 12 MONTHS ENDED OCTOBER 31. HOW DID YOU DO IT?

NE: Stock selection in all three regions added value: the United Kingdom, Continental Europe, and particularly Japan. The absolute return also benefited from the Japanese stock market, which was the strongest industrialized stock market in the world for U.S. investors. The Japanese economy was surprisingly strong, and so was its currency. Japan's economy has definitely bottomed, the stimulus packages have worked to some degree, and encouragingly we are seeing signs of Japanese companies restructuring.

Although the restructuring is not as deep and as widespread as it is in western markets, it seems to be going in the right direction. In excess of 60% of the companies listed on the Tokyo stock exchange have announced restructuring plans. A lot of that is rhetoric. Some make an announcement and do not follow through. What we are focusing on sector by sector are those companies that are able to follow through.

WHICH STOCKS PERFORMED WELL IN JAPAN?

NE: Softbank, the Japanese technology company with Internet interests, and two other companies - Mitsubishi Chemical and Sony - contributed to the fund's performance. Mitsubishi Chemical's management had been increasingly proactive in managing costs and profitability has improved. Also, the market is beginning to realize it has a fairly significant and successful pharmaceutical business which has never been priced into its stock before. Sony has transformed itself from an audio-visual hardware manufacturer to an entertainment conglomerate with its successful PlayStation game machines.

Our success in these cases reflects our commitment to on-the-ground research. We have more than 10 analysts in Tokyo. In the currently changing economic and corporate environment in Japan, we are committed to bottom-up research with specialists located in the country so that they can come to grips directly with corporate restructuring, government action, and changes in the marketplace.

HOW HAS EUROPE PERFORMED? WE'VE BEEN ANTICIPATING STRENGTH THERE.

NE: Europe was hurt in the first half of the period by the collapse of the Asian economies and worries about the slowdown in global growth, so its own domestic markets failed to rally. In the second half, Europe has benefited from the recovery in Asia and strong growth in the United States. Plus, domestic demand is starting to pick up. So going forward, everything is firing on all cylinders. And strong mergers and acquisitions activity and restructuring are providing a floor for the market. We expect this activity to result in better margins and therefore better earnings as well.

HASN'T ECONOMIC GROWTH BEEN STRENGTHENING WORLDWIDE?

NE: Yes. We had much stronger than expected growth in the U.S., a bounceback in the Asian economies, and the Japanese economy was a surprise. The United Kingdom's economy stabilized after a difficult period last year.

WHAT IS YOUR STRATEGY NOW?

NE: We're underweight in Japan. We think the market is at fair value given the size of the return we've seen year to date. We sold a small part of our holdings during the summer. We're only slightly underweight now and we look for the opportunity to increase again later.

We're looking for positive GDP growth in Japan next year, although we don't expect it to be as strong as this year. Going into next year we anticipate rising unemployment. That is likely to hold back economic growth, but GDP will likely still be positive. We doubt this is an economy that will slip back into recession.

We're also slightly underweight in the United Kingdom. We think the market is reasonably attractive, but given that its government has been very quick - probably the most proactive of the central banks - to raise interest rates, we believe that that could prove to be a drag on the equity market in the near future.

In Europe, we continue to believe that many of the largest companies are expensive, but there is value in the market if you look for it. We've overweighted Continental Europe because we foresee strong earnings growth in the year 2000. We are looking for strong GDP growth in the region and consumer sentiment is improving. In addition, we expect another strong year for mergers and acquisitions activity, and continued corporate restructuring.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Institutional International Equity Fund seeks to provide a high total return from a portfolio of equity securities of foreign companies. It is de-signed for investors with a long-term investment horizon who want to diversify their portfolios by investing in an actively managed portfolio of non-U.S. securities that seeks to outperform the MSCI EAFE Index. As an international investment, the fund is subject to foreign market, political, and currency risks.

-------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
10/4/93


-------------------------------------------------------------------------------
FUND NET ASSETS AS OF 10/31/99
$471,194,859


-------------------------------------------------------------------------------
PORTFOLIO NET ASSETS 10/31/99
$536,055,616


-------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/20/99


EXPENSE RATIO
The fund's current expense ratio of 0.95% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF OCTOBER 31, 1999

PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)


-    JAPAN 26.5%

-    UNITED KINGDOM 19.5%

-    FRANCE 10.6%

-    GERMANY 8.9%

-    NETHERLANDS 7.4%

-    SWITZERLAND 6.5%

-    SPAIN 3.8%

-    AUSTRALIA 2.6%

-    ITALY 2.4%

-    SWEDEN 2.2%

-    FINLAND 1.9%

-    OTHER 7.7%




LARGEST COMMON

STOCK HOLDINGS                                       % OF TOTAL INVESTMENTS
---------------------------------------------------------------------------
TOTAL FINA SA (FRANCE)                                                 2.3%
BP AMOCO PLC (UNITED KINGDOM)                                          2.2%
NIPPON TELEGRAPH & TELEPHONE CORP.  (JAPAN)                            2.1%
ROCHE HOLDING AG (SWITZERLAND)                                         1.6%
LLOYDS TSB GROUP PLC  (UNITED KINGDOM)                                 1.6%
MANNESMANN AG (GERMANY)                                                1.6%
VODAFONE AIRTOUCH PLC  (UNITED KINGDOM)                                1.6%
ERICSSON LM (SWEDEN)                                                   1.4%
GLAXO WELLCOME PLC  (UNITED KINGDOM)                                   1.4%
SONY MUSIC ENTERTAINMENT, INC.  (JAPAN)                                1.3%

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

Opinions expressed herein are based on current market conditions and are subject to change without notice. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. The fund invests through a master portfolio (another fund with the same objective). The fund invests in foreign securities which are subject to special risks; prospective investors should refer to the funds prospectus for a discussion of these risks.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                              THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investment in The International Equity Portfolio
  ("Portfolio"), at value                          $470,991,258
Receivable for Shares of Beneficial Interest Sold       528,985
Prepaid Trustees' Fees                                      511
Prepaid Expenses                                          2,300
                                                   ------------
    Total Assets                                    471,523,054
                                                   ------------
LIABILITIES
Payable for Shares of Beneficial Interest
  Redeemed                                              207,273
Shareholder Servicing Fee Payable                        38,850
Administrative Services Fee Payable                       9,680
Administration Fee Payable                                  929
Fund Services Fee Payable                                    18
Accrued Expenses                                         71,445
                                                   ------------
    Total Liabilities                                   328,195
                                                   ------------
NET ASSETS
Applicable to 34,742,134 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $471,194,859
                                                   ============
Net Asset Value, Offering and Redemption Price
  Per Share                                              $13.56
                                                          -----
                                                          -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $343,528,077
Undistributed Net Investment Income                   3,081,025
Accumulated Net Realized Gain on Investment          17,079,990
Net Unrealized Appreciation of Investment           107,505,767
                                                   ------------
    Net Assets                                     $471,194,859
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Dividend Income (Net of Foreign
  Withholding Tax of $1,014,053)                             $ 6,762,713
Allocated Interest Income (Net of Foreign
  Withholding Tax of $1,434)                                     483,027
Allocated Portfolio Expenses                                  (3,313,082)
                                                             -----------
    Net Investment Income Allocated from
      Portfolio                                                3,932,658
FUND EXPENSES
Shareholder Servicing Fee                          $413,127
Administrative Services Fee                         107,063
Transfer Agent Fees                                  20,181
Professional Fees                                    13,841
Fund Services Fee                                     8,364
Administration Fee                                    6,162
Trustees' Fees and Expenses                           5,046
Miscellaneous                                        42,582
                                                   --------
    Total Fund Expenses                             616,366
Less: Reimbursement of Expenses                     (13,160)
                                                   --------
NET FUND EXPENSES                                                603,206
                                                             -----------
NET INVESTMENT INCOME                                          3,329,452
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                   22,992,213
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                         62,017,713
                                                             -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $88,339,378
                                                             ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL    FOR THE FISCAL
                                                      YEAR ENDED        YEAR ENDED
                                                   OCTOBER 31, 1999  OCTOBER 31, 1998
                                                   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     3,329,452   $     4,490,309
Net Realized Gain on Investment Allocated from
  Portfolio                                             22,992,213         1,841,170
Net Change in Unrealized Appreciation of
  Investment Allocated from Portfolio                   62,017,713        19,704,730
                                                   ---------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                        88,339,378        26,036,209
                                                   ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                  (10,530,707)      (16,640,112)
Net Realized Gain                                               --       (16,688,326)
                                                   ---------------   ---------------
    Total Distributions to Shareholders                (10,530,707)      (33,328,438)
                                                   ---------------   ---------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold       205,987,383        70,702,573
Reinvestment of Dividends and Distributions              5,087,091        15,561,396
Cost of Shares of Beneficial Interest Redeemed        (184,679,259)     (326,639,974)
                                                   ---------------   ---------------
    Net Increase (Decrease) from Transactions in
      Shares of Beneficial Interest                     26,395,215      (240,376,005)
                                                   ---------------   ---------------
    Total Increase (Decrease) in Net Assets            104,203,886      (247,668,234)
NET ASSETS
Beginning of Fiscal Year                               366,990,973       614,659,207
                                                   ---------------   ---------------
End of Fiscal Year (including undistributed net
  investment income of $3,081,025 and $8,236,572,
  respectively)                                    $   471,194,859   $   366,990,973
                                                   ===============   ===============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Selected data for a unit outstanding throughout each period are as follows:

                                                        FOR THE FISCAL YEAR ENDED OCTOBER 31,
                                                   ------------------------------------------------
                                                     1999      1998      1997      1996      1995
                                                   --------  --------  --------  --------  --------
NET ASSET VALUE PER UNIT, BEGINNING OF YEAR        $  11.21  $  11.39  $  11.43  $  10.44  $  10.83
                                                   --------  --------  --------  --------  --------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                  0.19      0.32      0.17      0.12      0.06
Net Realized and Unrealized Gain (Loss)
  on Investment                                        2.51      0.20      0.24      1.17     (0.33)
                                                   --------  --------  --------  --------  --------
Total from Investment Operations                       2.70      0.52      0.41      1.29     (0.27)
                                                   --------  --------  --------  --------  --------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                 (0.35)    (0.35)    (0.25)    (0.24)       --
Net Realized Gain                                        --     (0.35)    (0.20)    (0.06)    (0.12)
                                                   --------  --------  --------  --------  --------
Total Distributions to Shareholders                   (0.35)    (0.70)    (0.45)    (0.30)    (0.12)
                                                   --------  --------  --------  --------  --------

NET ASSET VALUE PER UNIT,
  END OF YEAR                                      $  13.56  $  11.21  $  11.39  $  11.43  $  10.44
                                                   ========  ========  ========  ========  ========

RATIOS AND SUPPLEMENTAL DATA
Total Return                                          24.70%     4.95%     3.71%    12.54%    (2.46)%
Net Assets, End of Year (in thousands)             $471,195  $366,991  $614,659  $726,864  $467,511
Ratio to Average Net Assets
  Net Expenses                                         0.95%     0.97%     0.93%     0.95%     0.92%
  Net Investment Income                                0.81%     0.92%     1.32%     1.24%     1.24%
  Expenses Without Reimbursement and Including
    Interest Expense                                   0.95%     0.97%     0.93%     0.96%     0.94%
  Interest Expense                                       --      0.01%       --        --        --

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan Institutional International Equity Fund (the "fund") is a separate series of J.P. Morgan Institutional Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on October 4, 1993.

The fund invests all of its investable assets in The International Equity Portfolio (the "portfolio"), a diversified open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (88% at October 31, 1999). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Distributions to shareholders of net investment income and net realized capital gains, if any, are declared and paid annually.

   d) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   e) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

   f) The fund accounts for and reports distributions to shareholders in accordance with Statement of Position 93-2 "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investments Companies." The effect of applying this statement was to increase Undistributed Net Income by $2,045,708 and decrease Accumulated Net

J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------
      Realized Gain on Investment by $2,267,528 and increase Paid-in Capital by $221,820. The adjustments are primarily attributable to foreign currency reclasses. Net investment income, net realized gains and net assets were not affected by this change.

   g) For Federal income tax purposes, the fund utilized its capital loss carryforward of $2,351,465 to offset capital gains.

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended October 31, 1999, the fee for these services amounted to $6,162.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), under which Morgan is responsible for certain aspects of the administration and the operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios in which the trust and the J.P. Morgan Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended October 31, 1999, the fee for these services amounted to $107,063.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extend necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more then 1.00% of the average daily net assets of the fund through February 28, 1999. The reimbursement arrangement terminated after February 28, 1999. For the fiscal year ended October 31, 1999, there was $13,160 reimbursement to the fund.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the fund. For the fiscal year ended October 31, 1999, the fee for these services amounted to $413,127.

J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $8,364 for the fiscal year ended October 31, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P Morgan Funds, the master portfolios, and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of these total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Funds Services Fee shown in the financial statements was $1,600.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                    FOR THE FISCAL    FOR THE FISCAL
                                                      YEAR ENDED        YEAR ENDED
                                                   OCTOBER 31, 1999  OCTOBER 31, 1998
                                                   ----------------  ----------------
Shares sold......................................       16,683,010         6,116,419
Reinvestment of dividends and distributions......          444,914         1,473,324
Shares redeemed..................................      (15,110,645)      (28,847,016)
                                                   ---------------   ---------------
Net Increase (Decrease)..........................        2,017,279       (21,257,273)
                                                   ===============   ===============

From time to time, the fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the fund and portfolio.

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 27, 1998, with unaffiliated lenders. Additionally, since all of the investable assets of the fund are in the portfolio, the portfolio is party to certain covenants of the Agreement. The Agreement expired on May 26, 1999, however, the fund as party to the Agreement has renewed the Agreement and will continue its participation therein for an additional 364 days until May 23, 2000. The maximum borrowing under the new agreement was $150,000,000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.085% (0.065% prior to May 26, 1999) on the unused portion of the committed amount. This is allocated to the funds in accordance with procedures established by their respective trustees. There were no outstanding borrowings pursuant to the Agreement at October 31, 1999.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan Institutional International Equity Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan Institutional International Equity Fund (one of the series constituting part of the J.P. Morgan Institutional Funds, hereafter referred to as the "fund") at October 31, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
December 17, 1999

The International Equity Portfolio

Annual Report October 31, 1999

(The following pages should be read in conjunction with the J.P. Morgan Institutional International Equity Fund
Annual Financial Statements)

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
COMMON STOCK (93.1%)
AUSTRALIA (2.0%)
AMP Ltd. (Insurance)(s)..........................        80,200   $    814,950
Broken Hill Proprietary Co. Ltd. (Metals &
  Mining)(s).....................................       101,105      1,044,191
CSR Ltd. (Building Materials)(s).................       228,300        512,098
Foster's Brewing Group Ltd. (Food, Beverages &
  Tobacco)(s)....................................       139,405        370,263
Lend Lease Corp. Ltd. (Financial Services)(s)....        58,100        668,020
National Australia Bank Ltd. (Banking)(s)........       131,105      2,021,806
Pioneer International Ltd. (Building
  Materials)(s)..................................       283,972        620,690
Santos Ltd. (Oil-Production)(s)..................       197,100        506,170
Southcorp Ltd. (Food, Beverages & Tobacco)(s)....       208,800        725,157
Telstra Corp. Ltd. (Telecommunication
  Services)(s)...................................       329,200      1,673,417
Telstra Corp. Ltd. Installment Receipt
  (Telecommunication Services)+(s)...............       138,596        444,246
Westpac Banking Corp. Ltd. (Banking)(s)..........       141,600        907,930
Woolworths Ltd. (Retail)(s)......................       163,900        556,687
                                                                  ------------
                                                                    10,865,625
                                                                  ------------

AUSTRIA (0.4%)
Bank Austria AG (Banking)(s).....................        40,083      1,991,450
                                                                  ------------

DENMARK (0.1%)
Ratin A/S (Holding Companies)(s).................         6,113        635,333
                                                                  ------------

FINLAND (1.9%)
Nokia OYJ (Telecommunications-Equipment)(s)......        55,768      6,377,897
Stora Enso OYJ, R Shares (Forest Products &
  Paper)(s)......................................       208,524      2,771,639
Tietoenator Oyj Abp (Computer Software)(s).......        24,633        854,387
                                                                  ------------
                                                                    10,003,923
                                                                  ------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------

FRANCE (10.4%)
Alcatel (Telecommunications-Equipment)...........         9,325   $  1,428,904
Alstom SA (Railroads)(s).........................        59,251      1,793,543
AXA (Insurance)(s)...............................        27,531      3,880,381
Banque Nationale de Paris (Financial
  Services)(s)...................................        27,828      2,442,261
Carrefour SA (Retail)(s).........................        18,840      3,485,116
Castorama Dubois Investissement SA (Retail)(s)...         5,442      1,629,004
Christian Dior SA (Retail)(s)....................         5,943      1,063,136
CNP Assurances (Insurance)(s)....................        21,900        644,504
Coflexip SA (Oil-Services)(s)....................         6,413        505,529
Compagnie de Saint Gobain SA (Building
  Materials)(s)..................................        10,831      1,878,348
Credit Lyonnais (Banking)+(s)....................        56,847      1,717,786
France Telecom SA (Telecommunication
  Services)(s)...................................        11,430      1,103,441
Groupe Danone (Food, Beverages & Tobacco)(s).....        11,400      2,905,629
Lagardere S.C.A. (Multi - Industry)(s)...........        30,205      1,222,259
Louis Vuitton Moet Hennessy (Food, Beverages &
  Tobacco)(s)....................................         3,161        953,520
Pinault-Printemps-Redoute SA (Retail)(s).........         9,494      1,809,134
Renault SA (Automotive)(s).......................        19,140        989,762
Rhodia SA (Chemicals)(s).........................        87,462      1,686,860
Rhone-Poulenc SA, A Shares
  (Pharmaceuticals)(s)...........................        57,342      3,206,329
Sanofi-Synthelabo SA (Pharmaceuticals)+(s).......        27,651      1,219,176
SEITA (Food, Beverages & Tobacco)(s).............        21,689      1,208,200
Total SA, B Shares (Oil-Services)(s).............        90,456     12,216,998
Usinor SA (Metals & Mining)(s)...................        43,104        598,472
Vivendi (Utilities)(s)...........................        83,465      6,320,654
                                                                  ------------
                                                                    55,908,946
                                                                  ------------

GERMANY (8.4%)
BASF AG (Chemicals)(s)...........................        52,881      2,376,071
Bayerische Hypo-Und Vereinsbank AG (Banking)(s)..        27,504      1,803,865

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
GERMANY (CONTINUED)
Bilfinger & Berger Bau AG (Construction &
  Housing)(s)....................................        30,340   $    621,833
Celanese AG (Chemicals)+(s)......................         2,986         47,081
DaimlerChrysler AG (Automotive)(s)...............        63,806      4,962,687
Deutsche Telekom AG (Utilities)(s)...............        81,111      3,725,502
Dresdener Bank AG (Banking)(s)...................        30,161      1,545,411
Entrium Direct Bankers AG (Banking)+(s)..........        25,900        428,750
Hochtief AG (Construction & Housing)(s)..........        20,419        839,141
Hoechst AG (Holding Companies)(s)................        29,863      1,313,568
Karstadt AG (Retail)(s)..........................        14,110        637,704
Mannesman AG (Diversified Manufacturing)(s)......        52,444      8,240,634
Merck KgAA (Pharmaceuticals)(s)..................        13,000        448,168
Muenchener Rueckversicherungs-Gesellschaft AG
  (Insurance)(s).................................        11,165      2,558,226
Reckitt & Colman Deutshhland (Household
  Products)(s)...................................        59,200        716,902
SAP AG (Computer Software)(s)....................         6,839      2,538,849
Schering AG (Pharmaceuticals)(s).................         7,207        856,724
SGL Carbon AG (Chemicals)+(s)....................        10,500        671,542
Siemens AG (Diversified Manufacturing)(s)........        44,514      3,993,225
Stinnes AG (Transport & Services)(s).............        70,423      1,347,130
VEBA AG (Utilities)(s)...........................        80,467      4,347,149
Volkswagen AG (Automotive)(s)....................        15,200        897,849
                                                                  ------------
                                                                    44,918,011
                                                                  ------------
HONG KONG (1.4%)
Cheung Kong Holdings Ltd. (Real Estate)(s).......       166,000      1,511,613
Hongkong Electric Holdings Ltd. (Electric)(s)....       260,500        796,301
HSBC Holding PLC (Financial Services(s)..........        92,400      1,111,961
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
HONG KONG (CONTINUED)

Hutchison Whampoa Ltd. (Multi - Industry)(s).....       238,000   $  2,389,338
Sun Hung Kai Properties Ltd. (Real Estate)(s)....       210,000      1,702,809
                                                                  ------------
                                                                     7,512,022
                                                                  ------------

IRELAND (0.8%)
Bank of Ireland (Banking)(s).....................        91,222        711,422
CRH PLC (Building Materials)(s)..................        51,400        969,731
Eircom PLC (Telecommunication Services)(s).......       122,200        507,332
Irish Life and Permanent PLC (Financial
  Services)(s)...................................        71,498        728,936
Jefferson Smurfit Group PLC (Forest Products &
  Paper)(s)......................................       570,629      1,481,407
                                                                  ------------
                                                                     4,398,828
                                                                  ------------

ITALY (2.4%)
Assicurazioni Generali SPA (Insurance)(s)........        23,563        755,360
Banca Fideuram SPA (Financial Services)(s).......       243,480      1,471,481
ENI SPA (Oil-Services)(s)........................       436,006      2,547,950
Mediaset SpA (Broadcasting & Publishing)(s)......       102,527      1,022,652
Mediolanum SPA (Financial Services)(s)...........       115,400        937,581
Saipem SpA (Oil-Services)(s).....................       136,800        582,324
Telecom Italia SPA (Telecommunication
  Services)(s)...................................        78,260        675,315
Telecom Italia SPA - RNC (Telecommunication
  Services)(s)...................................       269,883      1,324,695
Unicredito Italiano SPA (Financial
  Services)(s)...................................       722,108      3,377,426
                                                                  ------------
                                                                    12,694,784
                                                                  ------------

JAPAN (24.6%)
Aiful Corp. (Banking)(s).........................         2,800        434,649
Ajinomoto Co., Inc. (Food, Beverages &
  Tobacco)(s)....................................        90,000      1,008,144

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
JAPAN (CONTINUED)
Asahi Bank Ltd. (Banking)(s).....................       280,000   $  2,484,476
Bank of Fukuoka Ltd. (Banking)(s)................       125,000        961,814
Bank of Tokyo - Mitsubishi Ltd. (Banking)(s).....       191,000      3,162,590
Bridgestone Corp. (Chemicals)(s).................        59,000      1,622,556
Citizen Watch Co. (Retail)(s)....................       144,000      1,016,941
DDI Corp. (Telecommunications)(s)................           255      2,785,549
Denso Corp. (Automotive Supplies)(s).............        33,000        705,155
Ebara Corp. (Machinery)(s).......................       155,000      1,847,642
Fanuc Ltd. (Machinery)(s)........................         6,800        527,788
Fuji Bank Ltd. (Banking)(s)......................       258,000      3,535,261
Fuji Heavy Industries, Ltd. (Truck & Freight
  Carriers)(s)...................................       121,000      1,027,271
Fujitsu Ltd. (Computer Systems)(s)...............       135,000      4,061,899
Hitachi Ltd. (Electrical Equipment)(s)...........       198,000      2,138,232
Hitachi Software Engineering Co. (Computer
  Software)(s)...................................        12,600      1,157,857
Honda Motor Co. Ltd. (Automotive)(s).............        65,000      2,740,512
Ito - Yokado Co. Ltd. (Retail)(s)................        36,000      2,876,963
Japan Tobacco, Inc. (Food, Beverages &
  Tobacco)(s)....................................           121      1,333,365
Kaken Pharmaceuticals (Pharmaceuticals)(s).......        58,000        427,942
Kawasaki Steel Corp. (Metals & Mining)(s)........       559,000      1,264,124
Kyocera Corp. (Electronics)(s)...................        31,000      2,970,485
Matsushita Electric Industrial Co. Ltd.
  (Electronics)(s)...............................       181,000      3,806,965
Minebea Co. Ltd. (Capital Goods)(s)..............       235,000      3,163,807
Mitsubishi Chemical Corp. (Chemicals)(s).........       956,000      4,332,961
Mitsubishi Corp. (Wholesale & International
  Trade)(s)......................................       237,000      1,703,238
Mitsubishi Estate Co. Ltd. (Real Estate)(s)......       112,000      1,121,502
Mitsui Marine & Fire Insurance Co. Ltd.
  (Insurance)(s).................................       137,000        907,119
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
JAPAN (CONTINUED)

Mitsui Mining & Smelting Co. Ltd. (Metals &
  Mining)(s).....................................        30,000   $    168,168
Mitsui Trust & Banking Co. Ltd. (Banking)(s).....       161,000        499,846
NAMCO Ltd. (Entertainment, Leisure & Media)(s)...        52,900      2,493,943
Nichiei Co. Ltd. (Financial Services)(s).........        25,200      1,303,947
Nintendo Co. Ltd. (Retail)(s)....................         8,400      1,332,119
Nippon Telegraph & Telephone Corp.
  (Telecommunications)(s)........................           705     10,808,734
Nippon Yusen Kabushiki Kaisha (Transport &
  Services)(s)...................................       811,000      3,497,028
Nishimatsu Construction Co. Ltd. (Construction &
  Housing)(s)....................................       423,000      2,225,248
Omron Corp. (Electrical Equipment)(s)............        51,000      1,065,350
Osaka Gas Co. Ltd. (Natural Gas)(s)..............       562,000      1,879,436
Pioneer Corp. (Electronics)(s)...................        59,000      1,052,117
Ricoh Co. Ltd. (Electrical Equipment)(s).........       159,000      2,591,595
Rohm Co. Ltd. (Electronics)(s)...................         9,400      2,107,703
Sakura Bank Ltd. (Banking)(s)....................        77,000        661,096
Sanyo Electric Co. Ltd. (Electronics)(s).........       248,000      1,188,194
Sekisui Chemical Co. Ltd. (Chemicals)(s).........       217,000      1,066,701
Shohkoh Fund & Co. Ltd. (Financial
  Services)(s)...................................         3,610      2,206,956
Snow Brand Milk Products Co. Ltd. (Food,
  Beverages & Tobacco)(s)........................       165,000        795,276
Softbank Corp. (Wholesale & International
  Trade)(s)......................................         9,400      3,900,152
Sony Corp. (Electronics)(s)......................         2,200        342,775
Sony Music Entertainment, Inc. (Entertainment,
  Leisure & Media)(s)............................        54,100      7,045,024
Sumitomo Bakelite Co. Ltd. (Chemicals)(s)........        70,000        690,207
Sumitomo Bank Ltd. (Banking)(s)..................        91,000      1,463,184

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
JAPAN (CONTINUED)
Sumitomo Rubber Industries Ltd. (Automotive
  Supplies)(s)...................................       253,000   $  1,500,641
Suzuki Motor Corp. (Automotive)(s)...............        84,000      1,274,971
Taiheiyo Cement Corp. (Building Materials)(s)....       239,000        522,154
Takeda Chemical Industries (Chemicals)(s)........        79,000      4,534,398
Takefuji Corp. (Financial Services)(s)...........         6,900        892,583
The Sanwa Bank Ltd. (Banking)(s).................        46,000        683,652
Tokuyama Corp. (Chemicals)(s)....................       170,000        733,039
Tokyo Electric Power Co., Inc. (Electric)(s).....        34,100        761,335
Tokyo Gas Co. Ltd. (Natural Gas)(s)..............       387,000        915,954
Tokyo Steel Manufacturing Co. Ltd. (Metals &
  Mining)(s).....................................       153,000        587,897
Tostem Corp. (Construction & Housing)(s).........        81,000      1,812,331
Toyo Trust & Banking Co. Ltd. (Banking)(s).......       274,000      1,732,847
Toyota Motor Corp. Ltd. (Automotive)(s)..........       107,000      3,701,321
Uny Co. Ltd. (Retail)(s).........................        63,000        814,967
West Japan Railway Co. (Railroads)(s)............           881      3,672,239
Yamaha Corp. (Electronics)(s)....................        68,000        456,113
York - Benimaru Co., Ltd. (Retail)(s)............        15,000        618,053
Yoshitomi Pharmaceutical Industries Ltd.
  (Pharmaceuticals)(s)...........................        86,000      1,170,180
                                                                  ------------
                                                                   131,896,281
                                                                  ------------

NETHERLANDS (7.2%)
ABN Amro Holding NV (Banking)(s).................       159,123      3,844,993
Aegon NV (Insurance)(s)..........................        32,061      2,956,976
Akzo Nobel NV (Chemicals)(s).....................        23,500      1,011,205
Equant NV (Information Processing)+(s)...........        17,287      1,680,680
Fortis (NL) NV (Financial Services)(s)...........        66,680      2,293,851
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
NETHERLANDS (CONTINUED)

Getronics NV (Computer Systems)(s)...............        25,518   $  1,271,302
Heineken NV (Food, Beverages & Tobacco)(s).......        52,270      2,663,964
ING Groep NV (Financial Services)(s).............        81,624      4,811,157
Koninklijke Ahold NV (Retail)(s).................        18,485        567,317
Koninklijke Numico NV (Food, Beverages &
  Tobacco)(s)....................................        37,345      1,520,995
KPN NV (Telecommunication Services)(s)...........        44,163      2,264,712
Laurus NV (Retail)(s)............................        36,367        808,428
Philips Electronics NV (Electronics)(s)..........        38,931      3,989,549
Royal Dutch Petroleum Co. (Oil-Services)(s)......        39,170      2,339,671
STMicroelectronics NV (Semiconductors)(s)........        10,961        961,967
TNT Post Group NV (Transport & Services)(s)......            75          1,908
United Pan-Europe Communications NV
  (Telecommunication Services)+(s)...............        15,773      1,211,868
Vedior NV (Business & Public Services)(s)........        53,938        907,065
Vendex NV (Retail)(s)............................        43,990      1,283,041
Wolters Kluwer NV (Broadcasting &
  Publishing)(s).................................        70,893      2,367,250
                                                                  ------------
                                                                    38,757,899
                                                                  ------------

NEW ZEALAND (0.4%)
Fletcher Challenge Building (Building
  Materials)(s)..................................       252,500        311,861
Fletcher Challenge Energy (Gas Exploration)(s)...       141,100        324,973
Fletcher Challenge Paper (Forest Products &
  Paper)(s)......................................       700,500        457,412
Telecom Corp. of New Zealand Ltd.
  (Telecommunications)(s)........................       287,300      1,154,690
                                                                  ------------
                                                                     2,248,936
                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
NORWAY (0.1%)
Nycomed Amersham PLC (Medical Supplies)(s).......        71,577   $    437,970
                                                                  ------------

PORTUGAL (0.7%)
Banco Pinto & Sotto Mayor SA (Banking)(s)........       150,339      3,128,675
Portugal Telecom SA (Telecommunications)(s)......        13,524        602,691
                                                                  ------------
                                                                     3,731,366
                                                                  ------------

SINGAPORE (0.9%)
DBS Group Holdings Ltd. (Financial
  Services)(s)...................................       124,265      1,404,088
Neptune Orient Lines Ltd. (Transport &
  Services)(s)...................................       703,000      1,018,263
Singapore Press Holdings Ltd. (Broadcasting &
  Publishing)(s).................................        38,000        650,903
Singapore Telecommunications Ltd.
  (Telecommunications)(s)........................       383,000        727,400
Venture Manufacturing Ltd. (Manufacturing)(s)....       102,000        907,297
                                                                  ------------
                                                                     4,707,951
                                                                  ------------

SPAIN (3.7%)
Banco Santander Central Hispano, SA
  (Banking)(s)...................................       431,756      4,478,980
Centros Comerciales Continente, S.A.
  (Retail)(s)....................................        31,918        764,210
Endesa SA (Electric)(s)..........................       185,657      3,713,417
Iberdrola SA (Electric)(s).......................        99,400      1,448,016
Indra Sistemas SA (Electronics)(s)...............        77,483        813,571
Repsol-YFP, SA (Oil-Production)(s)...............       120,800      2,488,551
Telefonica SA (Telecommunication Services)+(s)...       384,647      6,322,993
                                                                  ------------
                                                                    20,029,738
                                                                  ------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------

SWEDEN (2.2%)
Autoliv, Inc. (SDR) (Automotive Supplies)(s).....        60,849   $  1,935,179
Electrolux AB (Appliances & Household
  Durables)(s)...................................        32,575        648,477
Ericsson LM, B Shares (Telecommunications-
  Equipment)(s)..................................       175,363      7,279,986
Forenings Sparbanken AB (Banking)(s).............        64,232      1,021,384
Skandia Forsakrings AB (Insurance)(s)............        43,043        956,137
                                                                  ------------
                                                                    11,841,163
                                                                  ------------

SWITZERLAND (6.4%)
ABB AG (Electrical Equipment)+(s)................        11,565      1,149,730
Compagnie Financiere Richemont AG (Food,
  Beverages & Tobacco)(s)........................           487        930,701
Geberit International AG (Construction &
  Housing)+(s)...................................         2,740        807,397
Holderbank Financiere Glarus AG (Building
  Materials)(s)..................................           562        692,294
Nestle SA (Food, Beverages & Tobacco)(s).........         2,634      5,082,216
Novartis AG (Pharmaceuticals)(s).................         2,226      3,330,811
Roche Holding AG (Pharmaceuticals)(s)............           716      8,599,122
Schweizerische Lebensversicherungs-und
  Rentenanstalt (Insurance)(s)...................         1,272        751,311
SGS-Thomson Microelectronics NV (Electronics)....           590        642,762
Swisscom AG (Telecommunication Services)(s)......        11,000      3,353,269
UBS AG (Banking)(s)..............................        16,975      4,940,756
Zurich Allied AG (Insurance)(s)..................         6,799      3,850,754
                                                                  ------------
                                                                    34,131,123
                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
UNITED KINGDOM (19.1%)
Allied Zurich PLC (Insurance)(s).................       105,550   $  1,281,657
Arriva PLC (Transport & Services)(s).............        41,300        216,861
AstraZeneca Group PLC (Pharmaceuticals)(s).......        70,600      3,188,122
Barclays PLC (Banking)(s)........................        80,000      2,450,847
Bass PLC (Food, Beverages & Tobacco)(s)..........        65,428        716,096
BG PLC (Gas Exploration)(s)......................       153,200        849,684
Billiton PLC (Metals & Mining)(s)................       285,300      1,240,594
BP Amoco PLC (Oil-Production)(s).................     1,181,512     11,457,965
British Aerospace PLC (Aerospace)(s).............       174,100      1,028,450
British American Tobacco PLC (Food, Beverages &
  Tobacco)(s)....................................       116,750        773,963
British Sky Broadcasting Group PLC
  (Broadcasting & Publishing)(s).................       154,900      1,667,390
British Telecommunications PLC
  (Telecommunications)(s)........................       255,500      4,628,517
Cable & Wireless Communications PLC
  (Telecommunications)(s)........................       338,600      3,944,820
Cadbury Schweppes PLC (Food, Beverages &
  Tobacco)(s)....................................       181,000      1,176,131
Compass Group PLC (Food, Beverages &
  Tobacco)(s)....................................       233,400      2,489,408
Corus Group PLC (Metals & Mining)(s).............       494,000        940,301
Diageo PLC (Food, Beverages & Tobacco)(s)........       148,161      1,504,896
Dixons Group PLC (Retail)(s).....................        22,400        396,231
Glaxo Wellcome PLC (Pharmaceuticals)(s)..........       239,600      7,061,143
Glynwed International PLC (Metals & Mining)(s)...       269,000        900,460
Great Universal Stores PLC (Retail)(s)...........       135,700      1,026,509
Hanson PLC (Building Materials)(s)...............        83,000        645,563
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
UNITED KINGDOM (CONTINUED)

Hays PLC (Commercial Services)(s)................        72,100   $    818,697
HSBC Holdings PLC (Banking)(s)...................       344,100      4,226,281
Imperial Chemical Industries plc
  (Chemicals)(s).................................        70,000        695,495
Invensys PLC (Diversified Manufacturing)(s)......        92,500        453,832
Kingfisher PLC (Retail)(s).......................       123,800      1,352,934
Lloyds TSB Group PLC (Banking)(s)................       611,150      8,443,875
MEPC PLC (Real Estate)(s)........................       163,565      1,132,621
MFI Furniture Group PLC (Household
  Products)(s)...................................       500,634        334,757
National Power PLC (Electric)(s).................       208,589      1,413,590
Northern Foods PLC (Food, Beverages &
  Tobacco)(s)....................................        94,900        147,935
Nycomed Amersham PLC (Medical Supplies)(s).......        88,064        540,445
Ocean Group PLC (Transport & Services)(s)........        56,700        862,471
Pearson PLC (Broadcasting & Publishing)(s).......        74,000      1,663,543
Pilkington PLC (Building Materials)(s)...........       255,300        382,266
Prudential Corp. PLC (Insurance)(s)..............       184,000      2,880,369
Racal Electronic PLC (Telecommunications-
  Equipment)(s)..................................       166,600      1,227,448
Reuters Group PLC (Broadcasting &
  Publishing)(s).................................        82,100        754,420
RMC Group PLC (Building Materials)(s)............        89,000      1,277,850
Royal & Sun Alliance Insurance Group PLC
  (Insurance)(s).................................       195,454      1,329,386
Royal Bank of Scotland Group PLC (Banking)(s)....        69,300      1,592,000
Sainsbury (J.) PLC (Retail)(s)...................       138,300        829,452
Securicor PLC (Commercial Services)(s)...........        33,300        325,120

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------
UNITED KINGDOM (CONTINUED)
Shell Transport & Trading Co. PLC
  (Oil-Services)(s)..............................        64,900   $    496,264
Smith & Nephew PLC (Medical Supplies)(s).........       120,300        386,904
SmithKline Beecham PLC (Pharmaceuticals)(s)......       313,400      4,036,923
Sottish Power PLC (Electric)(s)..................        93,000        859,158
Tate & Lyle PLC (Food, Beverages & Tobacco)(s)...        85,000        555,814
Tesco PLC (Retail)(s)............................       458,700      1,360,470
Thames Water PLC (Water)(s)......................        36,200        522,725
TI Group PLC (Diversified Manufacturing)(s)......        68,000        457,483
Unilever PLC (Food, Beverages & Tobacco)(s)......       152,521      1,414,034
Vodafone Group PLC (Telecommunications)(s).......     1,771,100      8,239,067
Williams PLC (Diversified Manufacturing)(s)......        95,000        475,450
Woolwich PLC (Financial Services)(s).............       249,000      1,465,795
                                                                  ------------
                                                                   102,540,482
                                                                  ------------
  TOTAL COMMON STOCK (COST $377,395,950).........                  499,251,831
                                                                  ------------

CONVERTIBLE PREFERRED STOCKS (0.2%)
AB International Cayman Trust, 0.500% (Banking)
  (cost $340,223)................................    56,000,000      1,002,108
                                                                  ------------

PREFERRED STOCK (0.9%)
AUSTRALIA (0.5%)
News Corp. Ltd. (Broadcasting &
  Publishing)(s).................................       413,163      2,795,297
                                                                  ------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  -------------  -------------

GERMANY (0.4%)
ProSieben Media AG (Broadcasting &
  Publishing)(s).................................        18,307   $    750,422
Volkswagen AG (Automotive)(s)....................        30,361      1,075,399
                                                                  ------------
                                                                     1,825,821
                                                                  ------------
  TOTAL PREFERRED STOCK (COST $5,000,768)........                    4,621,118
                                                                  ------------

                                                     PRINCIPAL
                                                      AMOUNT
                                                   -------------
CONVERTIBLE BONDS (1.2%)

                                                       (IN JPY)
                                                   ------------
JAPAN (1.2%)
Nichiei Construction Co. Ltd., 1.75% due 03/31/14
  (Construction & Housing).......................    20,000,000        169,126
Sanwa International Finance Trust, 1.25% due
  07/31/05 (Financial Services)..................   204,000,000      2,541,202
Yamanouchi Pharmaceutical Co. Ltd., 1.25% due
  03/31/14 (Commercial Services).................   160,000,000      3,664,238
                                                                  ------------
                                                                     6,374,566
                                                                  ------------
  TOTAL CONVERTIBLE BONDS (COST $3,486,829)......                    6,374,566
                                                                  ------------

SHORT-TERM INVESTMENTS (2.7%)
EURO DOLLAR TIME DEPOSITS (2.4%)

                                                       (IN USD)
                                                   ------------
State Street Bank Euro Dollar, 4.875% due
  11/01/99.......................................  $ 13,246,000     13,246,000
                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                     PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  -------------  -------------
U.S. TREASURY OBLIGATIONS (0.3%)
United States Treasury Bills, 5.092%(y) due
  03/02/00(s)....................................  $  1,580,000   $  1,553,063
                                                                  ------------
  TOTAL SHORT-TERM INVESTMENTS
   (COST $14,800,763)............................                   14,799,063
                                                                  ------------
TOTAL INVESTMENTS (COST $401,024,533) (98.1%)...................
                                                                   526,048,686
OTHER ASSETS IN EXCESS OF LIABILITIES (1.9%)....................
                                                                    10,006,930
                                                                  ------------
NET ASSETS (100.0%).............................................  $536,055,616
                                                                  ============

------------------------------
Note: Based on the cost of the investments of $402,506,981 for federal income tax purposes at October 31, 1999, the aggregate gross unrealized appreciation and depreciation was $138,094,975 and $14,553,270, respectively, resulting in net unrealized appreciation of investments of $123,541,705.

+ - Non-income producing security.

(s) - Security is fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. $195,740,044 of the market value has been segregated.

(y) - Yield to maturity.

SDR - Swedish Depositary Receipt.

JPY - Japanese Yen.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                       PERCENT OF
                                                    TOTAL INVESTMENTS
                                                    -----------------
Banking...........................................        11.8%
Pharmaceuticals...................................         6.4%
Telecommunications................................         6.2%
Food, Beverage & Tobacco..........................         5.4%
Financial Services................................         5.3%
Retail............................................         4.6%
Insurance.........................................         4.5%
Chemicals.........................................         3.7%
Telecommunication Services........................         3.6%
Oil - Services....................................         3.5%
Electronics.......................................         3.3%
Telecommunications - Equipment....................         3.1%
Short - Term......................................         3.0%
Automotive........................................         3.0%
Oil - Production..................................         2.7%
Utilities.........................................         2.7%
Diversified Manufacturing.........................         2.6%
Broadcasting & Publishing.........................         2.2%
Computer Systems..................................         1.9%
Entertainment, Leisure & Media....................         1.8%
Electric..........................................         1.7%
Building Materials................................         1.5%
Electrical Equipment..............................         1.3%
Transport & Services..............................         1.3%
Metals & Mining...................................         1.3%
Construction & Housing............................         1.2%
Wholesale & International Trade...................         1.1%
Real Estate.......................................         1.0%
Railroads.........................................         1.0%
Commercial Services...............................         0.9%
Forest Products & Paper...........................         0.9%
Automotive Supplies...............................         0.8%
Multi - Industry..................................         0.7%
Capital Goods.....................................         0.6%
Natural Gas.......................................         0.5%
Machinery.........................................         0.5%
Holding Companies.................................         0.4%
Information Processing............................         0.3%
Medical Supplies..................................         0.3%
Gas Exploration...................................         0.2%
Household Products................................         0.2%
Aerospace.........................................         0.2%
Truck & Freight Carriers..........................         0.2%
Manufacturing.....................................         0.2%
Business & Public Services........................         0.2%
Appliances & Household Durables...................         0.1%
Water.............................................         0.1%
                                                         -----
                                                         100.0%
                                                         =====

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $401,024,533)           $526,048,686
Cash                                                      3,482
Foreign Currency at Value (Cost $9,872,283)           9,673,849
Receivable for Investments Sold                       9,999,166
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                    962,872
Dividends and Interest Receivable                       645,698
Foreign Tax Reclaim Receivable                          694,608
Variation Margin Receivable                             377,384
Prepaid Trustees' Fees                                      444
Prepaid Expenses and Other Assets                         6,468
                                                   ------------
    Total Assets                                    548,412,657
                                                   ------------
LIABILITIES
Payable for Investments Purchased                    11,429,770
Unrealized Depreciation of Forward Foreign
  Currency Contract                                     458,172
Advisory Fee Payable                                    264,455
Administrative Services Fee Payable                      11,079
Administration Fee Payable                                  482
Fund Services Fee Payable                                   293
Accrued Expenses                                        192,790
                                                   ------------
    Total Liabilities                                12,357,041
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $536,055,616
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $1,173,744)                                                $  7,862,840
Interest Income (Net of Foreign Withholding Tax
  of $1,866)                                                         558,200
                                                                ------------
    Investment Income                                              8,421,040
EXPENSES
Advisory Fee                                       $ 2,881,754
Custodian Fees and Expenses                            761,522
Administrative Services Fee                            124,528
Professional Fees and Expenses                          52,555
Fund Services Fee                                        9,765
Printing Expenses                                        8,415
Administration Fee                                       6,065
Trustees' Fees and Expenses                              5,663
Insurance Expense                                        1,582
                                                   -----------
    Total Expenses                                                 3,851,849
                                                                ------------
NET INVESTMENT INCOME                                              4,569,191
NET REALIZED GAIN ON
  Investment Transactions                           23,241,397
  Futures Contracts                                  5,013,962
  Foreign Currency Transactions                        560,419
                                                   -----------
    Net Realized Gain                                             28,815,778
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments                                       70,761,167
  Futures Contracts                                    267,324
  Foreign Currency Contracts and Translations          (37,614)
                                                   -----------
    Net Change in Unrealized Appreciation                         70,990,877
                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $104,375,846
                                                                ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL    FOR THE FISCAL
                                                      YEAR ENDED        YEAR ENDED
                                                   OCTOBER 31, 1999  OCTOBER 31, 1998
                                                   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     4,569,191   $     6,512,087
Net Realized Gain on Investments, Futures and
  Foreign Currency Contracts and Transactions           28,815,778         4,786,051
Net Change in Unrealized Appreciation of
  Investments, Futures and Foreign Currency
  Contracts and Translations                            70,990,877        22,380,408
                                                   ---------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                       104,375,846        33,678,546
                                                   ---------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          281,385,364       190,933,942
Withdrawals                                           (293,180,212)     (544,746,196)
                                                   ---------------   ---------------
    Net Decrease from Investors' Transactions          (11,794,848)     (353,812,254)
                                                   ---------------   ---------------
    Total Increase (Decrease) in Net Assets             92,580,998      (320,133,708)
NET ASSETS
Beginning of Fiscal Year                               443,474,618       763,608,326
                                                   ---------------   ---------------
End of Fiscal Year                                 $   536,055,616   $   443,474,618
                                                   ===============   ===============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL YEAR ENDED OCTOBER 31,
                                                   --------------------------------------
                                                    1999    1998    1997    1996    1995
                                                   ------  ------  ------  ------  ------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                          0.80%   0.79%   0.77%   0.79%   0.82%
  Net Investment Income                             0.95%   1.09%   1.47%   1.39%   1.31%
  Portfolio Turnover                                  70%     74%     67%     57%     59%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The International Equity Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The portfolio's investment objective is to provide a high total return from a portfolio of equity securities of foreign companies. The portfolio commenced operations on October 4, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $160,213,973 on that date from The Pierpont International Equity Fund, Inc. in exchange for a beneficial interest in the portfolio. At that date, net unrealized appreciation of $11,116,204 was included in the contributed securities. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or, in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked price in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in the exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. Amortization is calculated using the scientific method. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations.

   e) A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

   f) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------
      is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays JPMIM at an annual rate of 0.60% of the portfolio's average daily net assets. For the fiscal year ended October 31, 1999, such fees amounted to $2,881,754

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent for the portfolio. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operation of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended October 31, 1999, the fee for these services amounted to $6,065.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Co. of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended October 31, 1999, the fee for these services amounted to $124,528.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $9,765 for the fiscal year ended October 31, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------
      Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,900.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended October 31, 1999 were as follows:

COST OF         PROCEEDS
PURCHASES      FROM SALES
---------     ------------
$327,214,797  $329,098,647

At October 31, 1999, the portfolio had open forward currency contracts as follows:

                                                                U.S. DOLLAR  NET UNREALIZED
                                                   CONTRACTUAL   VALUE AT    APPRECIATION/
PURCHASE CONTRACTS                                    VALUE      10/31/99    (DEPRECIATION)
------------------                                 -----------  -----------  --------------
British Pound 3,615,711, expiring 12/15/99.......  $ 5,880,908  $ 5,935,062  $      54,154
Euro 7,000,000, expiring 12/15/99................    7,395,780    7,383,655        (12,125)
Euro, 12,655,000 for Japanese Yen 1,405,797,466,
 expiring 12/15/99...............................   13,574,106   13,348,593       (225,513)
Japanese Yen 1,671,705,822, expiring
 12/15/99........................................   15,922,297   16,141,665        219,368
Japanese Yen 1,081,331,430 for Euro 9,550,000,
 expiring 12/15/99...............................   10,073,415   10,441,125        367,710
Japanese Yen 216,890,397 for Swedish Krona
 16,747,000, expiring 12/15......................    2,039,342    2,094,251         54,909

                                                                U.S. DOLLAR  NET UNREALIZED
                                                   SETTLEMENT    VALUE AT    APPRECIATION/
SALES CONTRACTS                                       VALUE      10/31/99    (DEPRECIATION)
---------------                                    -----------  -----------  --------------
Australian Dollar 4,272,623, expiring
 12/15/99........................................  $ 2,787,118  $ 2,725,696  $      61,422
British Pound 2,129,793, expiring 12/15/99.......    3,469,933    3,495,980        (26,047)
Euro 9,338,062, expiring 12/15/99................    9,796,110    9,849,861        (53,751)
Japanese Yen 454,926,514, expiring 12/15/99......    4,337,000    4,392,681        (55,681)
New Zealand Dollar 3,887,563, expiring
 12/15/99........................................    2,051,467    1,970,897         80,570
Swiss Franc 2,287,253, expiring 12/15/99.........    1,549,000    1,509,316         39,684
                                                                             -------------
NET UNREALIZED APPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                            $     504,700
                                                                             =============

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

   At October 31, 1999, the fund had open future contracts as follows:

                                                                   NET UNREALIZED
                                                                   APPRECIATION/   MARKET VALUE
                                                   CONTRACTS LONG  (DEPRECIATION)  OF CONTRACTS
                                                   --------------  --------------  ------------
Australian All Ord. Index, expiring
 December 99.....................................             60   $     (12,209)  $ 2,752,888
CAC 40 Index, expiring November 99...............             89         173,302     4,571,471
DAX Index 10 Euro, expiring December 99..........             39         218,155     5,675,200
IBEX Plus Index, expiring November 99............             32         150,195     3,294,917
Topix Index, expiring December 99................             34          99,214     5,101,953
                                                   -------------   -------------   -----------
Totals...........................................            254   $     628,657    21,396,429
                                                   =============   =============   ===========

                                                                    NET UNREALIZED  MARKET VALUE
                                                                    APPRECIATION/      AMOUNT
                                                   CONTRACTS SHORT  (DEPRECIATION)  OF CONTRACTS
                                                   ---------------  --------------  ------------
FTSE 100 Index, expiring
 December 99.....................................               3   $     (11,089)  $   310,196
Hang Seng Index, expiring
 November 99.....................................               5         (14,396)      429,402
                                                   --------------   -------------   -----------
Totals...........................................               8   $     (25,485)  $   739,598
                                                   ==============   =============   ===========

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The International Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The International Equity Portfolio (the "portfolio") at October 31, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
December 17, 1999

J.P. MORGAN INSTITUTIONAL FUNDS

   FEDERAL MONEY MARKET FUND

   PRIME MONEY MARKET FUND

   TREASURY MONEY MARKET FUND

   TAX AWARE ENHANCED INCOME FUND:

      INSTITUTIONAL SHARES

   TAX EXEMPT MONEY MARKET FUND

   SHORT TERM BOND FUND

   BOND FUND

   GLOBAL STRATEGIC INCOME FUND

   TAX EXEMPT BOND FUND

   CALIFORNIA BOND FUND: INSTITUTIONAL SHARES

   NEW YORK TAX EXEMPT BOND FUND

   DIVERSIFIED FUND

   DISCIPLINED EQUITY FUND

   LARGE CAP GROWTH FUND: INSTITUTIONAL SHARES

   TAX AWARE DISCIPLINED EQUITY FUND: INSTITUTIONAL SHARES

   U.S. EQUITY FUND

   U.S. SMALL COMPANY FUND

   EMERGING MARKETS EQUITY FUND

   EUROPEAN EQUITY FUND

   INTERNATIONAL EQUITY FUND

   INTERNATIONAL OPPORTUNITIES FUND

   SMARTINDEX -TM-  FUND: INSTITUTIONAL SHARES




FOR MORE INFORMATION ON THE J.P. MORGAN INSTITUTIONAL
FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT
(800) 766-7722.
IM0768-I

J.P. MORGAN
INSTITUTIONAL
INTERNATIONAL
EQUITY FUND

ANNUAL REPORT
OCTOBER 31, 1999